Share Capital (Tables)	12 Months Ended
Dec. 31, 2012
Share Capital [Abstract]
Schedule Of Common Stock Issued And Outstanding

As at December 31	2012		2011
	Number (millions)	Amount	Number (millions)	Amount

Common Shares Outstanding, Beginning of Year	736.3	$2,354	736.3	$2,352
Common Shares Issued under Option Plans	-	-	-	2
Common Shares Outstanding, End of Year	736.3	$2,354	736.3	$2,354

Earnings Per Common Share

For the years ended December 31 (millions, except per share amounts)	2012	2011	2010

Net Earnings (Loss)	$(2,794)	$5	$2,343

Number of Common Shares:
Weighted average common shares outstanding - Basic	736.3	736.3	739.7
Effect of dilutive securities	-	0.9	0.1
Weighted average common shares outstanding - Diluted	736.3	737.2	739.8

Net Earnings (Loss) per Common Share
Basic	$(3.79)	$0.01	$3.17
Diluted	$(3.79)	$0.01	$3.17

Summary Of Performance And Nonperformance Tandem Stock Appreciation Rights

Canadian Dollar Denominated (C$)	Number (millions)	Weighted Average Exercise Price

Outstanding and Exercisable
Encana TSARs held by Cenovus employees	3.2	33.08
Encana Performance TSARs held by Cenovus employees	4.6	32.37